Document and Entity Information	Mar. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001782627
Document Type	8-K
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	Winc, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41055
Entity Tax Identification Number	45-2988960
Entity Address, Address Line One	1751 Berkeley St
Entity Address, Address Line Two	Studio 3
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	(800)
Local Phone Number	297-1760
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	WBEV
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false